Labor and social obligations (Details Narrative) - Health Plan Medical Assistance [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Average gross payroll	8.50%	7.79%
Wages and salaries	R$ 232,850	R$ 212,681